Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Our financial assets and liabilities that were accounted for at fair value on a recurring basis at September 30, 2019 and December 31, 2018 are as follows:

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets—commodity derivative instruments	$—	$146	$—	$146

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets—commodity derivative instruments	$—	$1,057	$—	$1,057

Our financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2018 and December 31, 2017 are as follows (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets-commodity derivative instruments	$—	$1,057	$—	$1,057

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets-investment in equity securities	$4,105	$—	$—	$4,105
Liabilities-commodity derivative instruments	$—	$121	$—	$121